Financial instruments: valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of liabilities
Financial Liabilities	£ 667,803	£ 683,557
Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	527,869	529,839
Deposits by banks
Fair value of liabilities
Financial Liabilities	21,721	20,441
Deposits by banks | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	21,721	20,441
Customer deposits
Fair value of liabilities
Financial Liabilities	432,532	450,318
Customer deposits | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	432,532	450,318
Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	10,282	2,012
Settlement balances liabilities | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	10,282	2,012
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	55,748	49,107
Financial liabilities (other) | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	53,340	46,730
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,020	6,260
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	5,803	5,915
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,159	3,218
Notes in circulation | Financial liabilities at amortised cost
Fair value of liabilities
Financial Liabilities	3,159	3,218
Items where fair value approximates carrying value | Deposits by banks
Fair value of liabilities
Financial Liabilities	4,600	4,700
Items where fair value approximates carrying value | Customer deposits
Fair value of liabilities
Financial Liabilities	373,400	407,000
Items where fair value approximates carrying value | Settlement balances liabilities
Fair value of liabilities
Financial Liabilities	10,300	2,000
Items where fair value approximates carrying value | Notes in circulation
Fair value of liabilities
Financial Liabilities	3,200	3,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks
Fair value of liabilities
Financial Liabilities	17,100	15,700
Fair value, Financial Liabilities	16,900	15,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	14,100	13,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	2,800	2,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits
Fair value of liabilities
Financial Liabilities	59,100	43,300
Fair value, Financial Liabilities	59,300	43,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	18,400	12,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	40,900	30,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	53,300	46,700
Fair value, Financial Liabilities	52,800	46,100
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other) | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	40,500	40,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities (other) | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	12,300	5,400
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	5,800	5,900
Fair value, Financial Liabilities	5,500	5,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Fair value, Financial Liabilities	5,400	5,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 3
Fair value of liabilities
Fair value, Financial Liabilities	100	100
At fair value
Fair value of liabilities
Financial Liabilities	136,053	149,577
At fair value | Level 1
Fair value of liabilities
Financial Liabilities	9,143	7,464
At fair value | Level 2
Fair value of liabilities
Financial Liabilities	126,013	141,137
At fair value | Level 3
Fair value of liabilities
Financial Liabilities	897	976	£ 751	£ 609
At fair value | Debt securities in issue | Level 3
Fair value of liabilities
Financial Liabilities	1
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	217	345
At fair value | Financial liabilities, subordinated | Level 2
Fair value of liabilities
Financial Liabilities	£ 217	£ 345